RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions Details
Wages	$ 1,407,486	$ 1,178,909	$ 791,987
Vacation	215,279	170,371	114,941
Payroll taxes on the above	282,773	93,510	0
Total	2,023,856	1,442,790	906,928
Classified as long-term	(1,506,010)	(906,928)	(906,928)
Accrued compensation	$ 517,846	$ 535,862	$ 0